LOAN AGREEMENTS (Details 1) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Accretion of debt discount		$ 2,276,248	$ 15,276	$ 24,728	$ 849,147
Converted to equity	$ 9,000,000	8,723,913	$ 0	6,850,000
Related Party Transaction [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Convertible notes, net - January 1, 2016		1,055,000
Borrowings		1,250,000
Warrants issued as debt discount		(646,000)
Accretion of debt discount		1,177,000
Converted to equity		(2,650,000)
Convertible notes, net- June 30, 2016		186,000		1,055,000
Non Related Party Transaction [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Convertible notes, net - January 1, 2016		674,000
Borrowings		1,613,000
Warrants issued as debt discount		(833,000)
Accretion of debt discount		1,061,000
Converted to equity		(1,350,000)
Convertible notes, net- June 30, 2016		$ 1,165,000		$ 674,000